UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited)

	Shares	Market Value
Common Stocks 97.71%
Apartments (REITs) 15.04%
Apartment Investment & Management Co., Class A	117,600	$3,742,032
AvalonBay Communities, Inc.	30,000	4,229,100
Camden Property Trust	40,000	2,741,200
Equity Residential	58,800	3,620,904
Essex Property Trust, Inc.	17,971	3,212,316
Independence Realty Trust, Inc.	40,000	387,200
Trade Street Residential, Inc.	29,439	210,194
UDR, Inc.	28,364	772,919

		18,915,865
Diversified (REITs) 11.85%
Digital Realty Trust, Inc.	90,300	5,632,914
DuPont Fabros Technology, Inc.	176,700	4,777,968
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,526	256,029
Lexington Realty Trust	135,000	1,321,650
Vornado Realty Trust	10,000	999,600
WP Carey, Inc.	30,000	1,913,100

		14,901,261
Energy 9.29%
Atlas Resource Partners LP	50,000	973,000
Calumet Specialty Products Partners LP	70,830	1,944,284
DCP Midstream Partners LP	11,000	598,950
Enbridge Energy Management LLC *	1	38
Enterprise Products Partners LP	79,202	3,191,841
Marlin Midstream Partners LP	29,000	618,280
Targa Resources Partners LP	30,000	2,170,500
Western Gas Partners LP	14,980	1,123,500
Williams Partners LP	20,000	1,061,000

		11,681,393
Financials 3.13%
Arlington Asset Investment Corp.	120,000	3,049,200
NorthStar Asset Management Group, Inc. *	48,000	884,160

		3,933,360
Health Care (REITs) 5.13%
HCP, Inc.	50,000	1,985,500
Health Care REIT, Inc.	34,300	2,139,291
Ventas, Inc.	37,650	2,332,417

		6,457,208
Hotels (REITs) 9.25%
Ashford Hospitality Trust, Inc.	117,500	1,200,850
Chesapeake Lodging Trust	10,000	291,500
DiamondRock Hospitality Co.	250,000	3,170,000
FelCor Lodging Trust, Inc.	177,700	1,663,272

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Common Stocks 97.71% - continued
Hotels (REITs) 9.25% - continued
LaSalle Hotel Properties	13,900	$475,936
Pebblebrook Hotel Trust	38,414	1,434,379
RLJ Lodging Trust	45,000	1,281,150
Ryman Hospitality Properties, Inc.	20,000	946,000
Strategic Hotels & Resorts, Inc. *	100,000	1,165,000

		11,628,087
Industrial (REITs) 3.40%
First Industrial Realty Trust, Inc.	30,000	507,300
ProLogis, Inc.	100,000	3,770,000

		4,277,300
Manufactured Homes (REITs) 1.51%
Equity Lifestyle Properties, Inc.	15,050	637,518
Sun Communities, Inc.	25,000	1,262,500

		1,900,018
Net Lease (REITs) 0.87%
Spirit Realty Capital, Inc.	100,000	1,097,000

Office Space (REITs) 16.68%
American Capital Agency Corp.	25,000	531,250
Annaly Capital Management, Inc.	25,000	267,000
BioMed Realty Trust, Inc.	120,000	2,424,000
Boston Properties, Inc.	24,000	2,778,240
City Office REIT, Inc.	52,000	706,160
CyrusOne, Inc.	27,837	669,201
First Potomac Realty Trust	24,168	283,974
Gramercy Property Trust, Inc.	270,000	1,555,200
Hatteras Financial Corp.	70,000	1,257,200
Hudson Pacific Properties, Inc.	68,900	1,699,074
Kilroy Realty Corp.	80,000	4,755,200
SL Green Realty Corp.	40,000	4,052,800

		20,979,299
Regional Malls (REITs) 10.77%
CBL & Associates Properties, Inc.	35,000	626,500
General Growth Properties, Inc.	40,000	942,000
Macerich Co.(The)	39,600	2,527,668
Simon Property Group, Inc.	49,000	8,056,580
Tanger Factory Outlet Centers, Inc.	20,000	654,400
Taubman Centers, Inc.	10,000	730,000

		13,537,148
Shopping Centers (REITs) 7.72%
Brixmor Property Group, Inc.	10,000	222,600
DDR Corp.	75,000	1,254,750

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Common Stocks 97.71% - continued
Shopping Centers (REITs) 7.72% - continued
Federal Realty Investment Trust	40,000	$4,738,400
Kimco Realty Corp.	74,250	1,626,818
Regency Centers Corp.	20,000	1,076,600
Weingarten Realty Investors	25,000	787,500

		9,706,668
Storage (REITs) 3.07%
CubeSmart	20,000	359,600
Extra Space Storage, Inc.	25,000	1,289,250
Sovran Self Storage, Inc.	29,700	2,208,492

		3,857,342
Total Common Stocks (Cost $89,434,793)		122,871,949
Preferred Stocks 2.17%
Diversified (REITs) 0.50%
Digital Realty Trust, Inc., Series H, 7.38%	16,313	424,954
DuPont Fabros Technology, Inc., Series B, 7.63%	7,800	200,460

		625,414
Energy 0.45%
Atlas Pipeline Partners LP, Series E, 8.25%	3,000	77,100
Vanguard Natural Resources LLC, Series B, 7.63%	20,000	495,000

		572,100
Hotels (REITs) 1.22%
Chesapeake Lodging Trust, Series A, 7.75%	10,000	261,000
FelCor Lodging Trust, Inc., Series C, 8.00%	28,500	724,470
Sunstone Hotel Investors, Inc., Series D, 8.00%	20,488	547,234

		1,532,704
Total Preferred Stocks (Cost $2,384,990)		$2,730,218
Total Investments – 99.88% (Cost $91,819,783)		$125,602,167
Other Assets in Excess of Liabilities – 0.12%		147,201

NET ASSETS – 100.00%		$125,749,368

*	Non-income producing security.
REIT	– Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

Tax related: At September 30, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$34,803,886
Gross unrealized depreciation	(1,021,601)
Net unrealized appreciation	$33,782,285
Aggregate cost of securities for income tax purposes	$91,819,882

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited)

	Shares	Market Value
Common Stocks 95.96%
Consumer Discretionary 10.75%
Comcast Corp., Class A	12,400	$666,872
Ford Motor Co.	45,300	669,987
Goodyear Tire & Rubber Co. (The)	8,000	180,680
Home Depot, Inc. (The)	17,800	1,632,972
Johnson Controls, Inc.	14,300	629,200
McDonalds Corp.	7,180	680,736
Time Warner, Inc.	12,200	917,562
Time, Inc. *	1,525	35,731
Walt Disney Co. (The)	22,000	1,958,660
Wyndham Worldwide Corp.	5,500	446,930

		7,819,330
Consumer Staples 8.05%
Altria Group, Inc.	25,700	1,180,658
Hershey Co.(The)	3,850	367,405
Kimberly-Clark Corp.	3,200	344,224
Kraft Foods Group, Inc.	5,499	310,144
PepsiCo, Inc.	13,250	1,233,442
Philip Morris International, Inc.	9,400	783,960
Procter & Gamble Co.	9,900	829,026
Rite Aid Corp. *	27,500	133,100
Walgreen Co.	4,800	284,496
Wal-Mart Stores, Inc.	5,124	391,832

		5,858,287
Energy 11.85%
Apache Corp.	3,000	281,610
Chevron Corp.	4,000	477,280
ConocoPhillips	15,100	1,155,452
Devon Energy Corp.	5,100	347,718
Enterprise Products Partners LP	11,296	455,229
EOG Resources, Inc.	4,700	465,394
Exxon Mobil Corp.	12,800	1,203,840
Halliburton Co.	7,100	458,021
Helmerich & Payne, Inc.	2,600	254,462
Kinder Morgan, Inc.	2,700	103,518
Marathon Oil Corp.	5,000	187,950
Schlumberger Ltd.	12,575	1,278,752
Spectra Energy Partners LP	6,500	344,435
Targa Resources Partners LP	4,700	340,045
Teekay LNG Partners LP	11,000	479,160
Tesoro Corp.	2,000	121,960
Valero Energy Corp.	8,700	402,549

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Common Stocks 95.96% - continued
Energy 11.85% - continued
Williams Partners LP	5,000	$265,250

		8,622,625
Financials 12.12%
American Express Co.	10,000	875,400
Bank of America Corp.	43,100	734,855
Blackstone Group LP	5,000	157,400
Capital One Financial Corp.	2,500	204,050
Citigroup, Inc.	14,500	751,390
Goldman Sachs Group, Inc.(The)	4,615	847,176
Hartford Financial Services Group, Inc.(The)	14,000	521,500
JPMorgan Chase & Co.	20,227	1,218,474
MetLife, Inc.	10,875	584,205
Prudential Financial, Inc.	6,000	527,640
Synchrony Financial *	1,000	24,550
Travelers Cos., Inc.(The)	4,500	422,730
U.S. Bancorp	9,700	405,751
Wells Fargo & Co.	29,686	1,539,813

		8,814,934
Health Care 14.92%
AbbVie, Inc.	7,300	421,648
Actavis PLC *	6,500	1,568,320
Aetna, Inc.	1,500	121,500
Amgen, Inc.	1,600	224,736
Celgene Corp. *	3,000	284,340
Covidien PLC	10,700	925,657
Gilead Sciences, Inc. *	7,200	766,440
HCA Holdings, Inc. *	4,500	317,340
IMS Health Holdings, Inc. *	15,700	411,183
Johnson & Johnson	10,010	1,066,966
McKesson Corp.	6,000	1,168,020
Merck & Co., Inc.	15,500	918,840
Mylan, Inc. *	8,200	373,018
Pfizer, Inc.	20,000	591,400
Thermo Fisher Scientific, Inc.	2,700	328,590
UnitedHealth Group, Inc.	15,800	1,362,750

		10,850,748
Industrials 9.54%
3M Co.	7,650	1,083,852
Boeing Co.(The)	6,200	789,756
Caterpillar, Inc.	3,000	297,090
CSX Corp.	42,750	1,370,565
Dover Corp.	2,200	176,726

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Common Stocks 95.96% - continued
Industrials 9.54% - continued
General Electric Co.	42,881	$1,098,611
Honeywell International, Inc.	4,200	391,104
Masco Corp.	5,000	119,600
Navios Maritime Holdings, Inc.	2,000	48,940
Norfolk Southern Corp.	1,000	111,600
Pitney Bowes, Inc.	4,000	99,960
Terex Corp.	3,000	95,310
Tyco International Ltd.	7,700	343,189
United Parcel Service, Inc. (UPS), Class B	4,676	459,604
United Technologies Corp.	4,300	454,080

		6,939,987
Information Technology 17.27%
Adobe Systems, Inc. *	4,200	290,598
Apple, Inc.	25,200	2,538,900
Applied Materials, Inc.	10,800	233,388
Cisco Systems, Inc.	18,500	465,645
Corning, Inc.	21,500	415,810
Hewlett-Packard Co.	11,000	390,170
Intel Corp.	26,400	919,248
International Business Machines Corp.	2,858	542,534
Micron Technology, Inc. *	6,200	212,412
Microsoft Corp.	36,550	1,694,458
NetApp, Inc.	3,000	128,880
Oracle Corp.	30,800	1,179,024
Paychex, Inc.	4,400	194,480
QUALCOMM, Inc.	10,900	814,993
Symantec Corp.	21,100	496,061
Texas Instruments, Inc.	14,925	711,773
Visa, Inc., Class A	3,350	714,789
Western Digital Corp.	2,500	243,300
Xerox Corp.	28,700	379,701

		12,566,164
Materials 4.02%
Ball Corp.	3,100	196,137
Dow Chemical Co.(The)	8,650	453,606
EI du Pont de Nemours & Co.	13,500	968,760
Freeport-McMoRan Copper & Gold, Inc.	6,000	195,900
Lyondellbasell Industries NV, Class A	3,700	402,042
Nucor Corp.	2,000	108,560
Packaging Corp. of America	9,380	598,632

		2,923,637

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Common Stocks 95.96% - continued
Real Estate Investment Trust 1.95%
American Capital Agency Corp.	6,600	$140,250
Annaly Capital Management, Inc.	14,000	149,520
Apartment Investment & Management Co., Class A	5,000	159,100
DiamondRock Hospitality Co.	7,600	96,368
Digital Realty Trust, Inc.	4,200	261,996
ProLogis, Inc.	5,000	188,500
Simon Property Group, Inc.	2,600	427,492

		1,423,226
Telecommunication Services 2.73%
AT&T, Inc.	25,350	893,334
CenturyLink, Inc.	1,800	73,602
Verizon Communications, Inc.	20,440	1,021,796

		1,988,732
Utilities 2.76%
Entergy Corp.	3,800	293,854
Exelon Corp.	10,400	354,536
NextEra Energy, Inc.	5,100	478,788
Wisconsin Energy Corp.	20,400	877,200

		2,004,378
Total Common Stocks (Cost $42,964,215)		69,812,048
Preferred Stocks 3.59%
Consumer Staples 0.07%
CHS, Inc., 6.75%	2,000	50,980

Energy 1.16%
Atlas Pipeline Partners LP, Series E, 8.25%	3,000	77,100
BreitBurn Energy Partners LP, Series A, 8.25%	4,000	101,200
Callon Petroleum Co., Series A, 10.00%	5,000	268,450
Miller Energy Resources, Inc., Series C, 10.75%	5,000	127,000
Miller Energy Resources, Inc., Series D, 10.50%	4,000	99,080
Tsakos Energy Navigation Ltd., Series B, 8.00%	2,000	50,120
Vanguard Natural Resources LLC, Series B, 7.63%	3,000	74,250
Vanguard Natural Resources LLC, Series C, 7.75%	2,000	49,740

		846,940

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 3.59% - continued
Financials 1.31%
Aegon NV, 6.38%	5,000	$127,200
Aegon NV, 8.00%	3,000	85,590
American Financial Group, Inc., 6.38%	5,000	128,500
Bank of America Corp., Series W, 6.63%	2,000	49,870
BGC Partners, Inc., 8.13%	5,000	134,100
Citigroup, Inc., Series L, 6.88%	3,000	76,230
JPMorgan Chase & Co., Series T, 6.70%	2,000	51,120
KKR Financial Holdings LLC, Series A, 7.38%	3,000	77,460
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	170,100
Oxford Lane Capital Corp., 8.13%	2,000	50,280

		950,450
Health Care 0.08%
Peregrine Pharmaceuticals, Inc., Series E, 10.50%	2,500	59,187

Industrials 0.11%
Costamare, Inc., Series C, 8.50%	3,000	78,480

Real Estate Investment Trust 0.28%
American Capital Agency Corp., 7.75%	3,000	73,230
Digital Realty Trust, Inc., Series H, 7.38%	5,000	130,250

		203,480
Telecommunication Services 0.58%
Qwest Corp., 6.88%	2,000	48,720
Qwest Corp., 7.00%	5,000	125,800
Telephone & Data Systems, Inc., 7.00%	4,000	100,080
United States Cellular Corp., 6.95%	5,742	145,273

		419,873
Total Preferred Stocks (Cost $2,498,096)		2,609,390
Money Market 0.63%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.05% (a)	457,280	457,280
Total Money Market (Cost $457,280)		457,280

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

Market Value
Total Investments – 100.18% (Cost $45,919,591)	$72,878,718
Liabilities in Excess of Other Assets – (0.18)%	(128,231)

NET ASSETS – 100.00%	$72,750,487

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of September 30, 2014.

Tax related: At September 30, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$27,134,087
Gross unrealized depreciation	(175,363)
Net unrealized appreciation (depreciation)	$26,958,724
Aggregate cost of securities for income tax purposes	$45,919,994

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 98.89%
Alabama 0.10%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$108,792

Alaska 0.59%
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	103,038
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	102,723
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 10/20/14 @ 100, (OID), 5.00%, 06/01/32	500,000	411,805

		617,566
Arizona 0.21%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	106,095
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	112,317

		218,412
California 1.79%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	301,765
City of Los Angeles Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	102,065
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	53,784
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	276,817
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	118,912
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	293,307
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	555,700
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	156,657
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,966

		1,881,973
Colorado 0.59%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	113,909
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 11/03/14 @ 102, (OID), 6.00%, 12/01/33	500,000	508,550

		622,459

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Connecticut 9.70%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	$250,000	$226,570
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	241,115
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	230,000	238,954
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	235,990
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	251,583
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	280,000	282,573
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	507,905
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	762,907
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	251,918
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	224,899
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	251,315
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	152,052
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.90%, 11/15/36	370,000	388,518
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 5.00%, 11/15/41	40,000	42,090
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	104,769
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.38%, 11/15/31	20,000	20,495
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	110,532
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	385,000	423,046
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	107,961
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	272,572
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	134,539

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Connecticut 9.70% - continued
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	$100,000	$103,775
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	507,815
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series E, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	111,241
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	516,985
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	254,878
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	532,300
State of Connecticut, Public Improvements, General Obligation Unlimited, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	261,415
State of Connecticut, Public Improvements, General Obligation Unlimited, Series A, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	416,236
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	519,106
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	116,900
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	292,165
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 3.00%, 01/01/33	1,000,000	968,450
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	287,692
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	57,240

		10,178,501
District of Columbia 1.12%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	510,000	552,988
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	334,787
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	291,295

		1,179,070
Florida 5.93%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	172,926
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	111,725
City of Miami, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	131,239

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Florida 5.93% - continued
City of Miami Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	$500,000	$535,190
County of Miami-Dade, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	121,850
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	282,915
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	276,250
County of Miami-Dade Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	169,268
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	184,618
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	291,572
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	107,211
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	155,656
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	80,000	83,012
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	107,934
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	108,833
FSU Financial Assistance, Inc., Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	544,630
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	230,682
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	249,488
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	500,420
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	516,009
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	248,305
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	317,385
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	429,720
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	185,672
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	51,022

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Florida 5.93% - continued
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	$100,000	$110,022

		6,223,554
Georgia 1.48%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	274,670
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	365,813
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	280,645
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	104,128
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	177,857
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	59,160
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	289,337

		1,551,610
Hawaii 0.04%
Hawaii Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	44,666

Illinois 2.73%
Chicago Board of Education, School Improvements, General Obligation Unlimited, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/42	1,100,000	1,110,945
City of Chicago, Local Multi-Family Housing, Revenue Bonds, Callable 08/01/20 @ 100, (Freddie Mac), 4.75%, 02/01/31	250,000	261,765
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	191,921
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	112,884
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	259,807
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	239,422
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	291,845
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	287,360
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	114,209

		2,870,158

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Indiana 2.63%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	$265,000	$290,644
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	109,926
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	273,960
Town of Munster , Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,084,100

		2,758,630
Iowa 0.32%
Iowa State Finance Authority, Revenue Bonds, Series A, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	340,608

Kansas 0.26%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	275,105

Kentucky 0.27%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	250,000	283,112

Louisiana 0.86%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	501,735
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	112,596
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	283,160

		897,491
Maine 0.91%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	501,490
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	257,708
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	95,150
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	97,329

		951,677

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Maryland 2.63%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	$250,000	$259,008
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	377,804
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	475,474
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	545,060
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	169,468
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	62,727
Montgomery County Housing Opportunities Commission, Local Multi-Family Housing, Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	270,430
Montgomery County Housing Opportunities Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	600,000	603,972

		2,763,943
Massachusetts 0.87%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	70,000	74,200
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	160,000	169,749
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	100,000	106,082
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	162,509
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	184,795
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	104,580
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	106,069

		907,984
Michigan 3.26%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	495,810
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	114,412
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	849,847
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100, (OID), 5.63%, 11/15/29	100,000	114,454
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	724,030

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Michigan 3.26% - continued
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	$595,000	$475,066
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	291,312

		3,419,624
Minnesota 0.19%
City of St. Cloud , Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100, (OID), 5.00%, 05/01/25	200,000	202,950

Mississippi 0.26%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	273,540

Missouri 0.50%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	299,458
Health & Educational Facilities Authority of the State of Missouri, Health, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	98,714
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	120,000	127,556

		525,728
Nebraska 0.28%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	292,435

Nevada 0.13%
City of Reno, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	53,211
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	80,000	82,148

		135,359
New Hampshire 0.35%
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	252,918
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	114,124

		367,042
New Jersey 13.84%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	280,257
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	177,177

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
New Jersey 13.84% - continued
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	$855,000	$960,054
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	250,000	272,922
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	290,102
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	109,361
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	237,184
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	304,507
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	623,273
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	69,670
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	108,690
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	205,000	223,626
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	100,000	104,621
New Jersey State Turnpike Authority, Revenue Bonds, Series B, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	573,720
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	227,006
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	563,105
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	115,531
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	200,000	210,920
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	246,710
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, (State Appropriation), 5.00%, 06/15/42	4,500,000	4,767,885
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,105,000	1,185,112
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	887,055
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	240,823
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	242,703

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
New Jersey 13.84% - continued
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	$525,000	$386,904

		14,528,218
New Mexico 1.58%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	494,586
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	241,619
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	502,650
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	135,000	131,242
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	225,000	208,481
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	78,239

		1,656,817
New York 23.46%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	220,772
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	288,470
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	63,325
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	137,470
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	282,972
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	275,917
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	106,902
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/24 @ 100, 5.25%, 11/15/44	1,000,000	1,138,310
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	112,656
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	551,835
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	556,515
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	565,280

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
New York 23.46% - continued
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	$50,000	$59,884
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	269,527
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	275,585
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	291,455
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	263,052
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	259,762
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	517,665
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	482,815
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	482,815
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	170,664
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	259,433
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	256,278
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	260,620
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	104,168
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	105,262
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	754,910
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	3,750,000	3,828,600
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	148,470
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (NATL-RE), 5.00%, 03/01/36	115,000	117,410
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,890
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	282,815

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
New York 23.46% - continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	$500,000	$566,750
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	1,000,000	1,096,890
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	500,000	550,415
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, 5.00%, 06/15/47	150,000	165,914
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	275,342
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	98,931
New York Convention Center Development Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	225,000	232,160
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	280,532
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	55,260
New York Mortgage Agency, Refunding Revenue Bonds, Series 176, Callable 04/01/22 @ 100, 3.65%, 10/01/37	250,000	236,563
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,001,220
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.50%, 05/01/37	350,000	379,977
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	552,630
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	821,572
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	175,789
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	275,078
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	117,898
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	197,616
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	483,515
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	214,624
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	44,937
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	118,874
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	156,980

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
New York 23.46% - continued
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	$205,000	$214,399
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	261,690
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	103,204
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series D, Callable 05/01/22 @ 100, 3.60%, 05/01/45	200,000	173,806
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	524,365
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	209,976
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	118,537
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	427,250
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	427,250
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	231,655
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	236,338

		24,620,441
North Carolina 0.58%
Charlotte-Mecklenburg, NC, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	109,060
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	271,267
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	226,530

		606,857
North Dakota 0.01%
North Dakota Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Series B, Callable 01/01/21 @ 100, 4.45%, 01/01/25	10,000	10,000

Ohio 0.88%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	67,344
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	332,338

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Ohio 0.88% - continued
Ohio State Higher Educational Facilities Revenue, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	$250,000	$268,272
Ohio State Higher Educational Facilities Revenue, Hospital Improvements, Revenue Bonds, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	254,870

		922,824
Oklahoma 0.24%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	254,208

Oregon 0.34%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	109,835
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	39,856
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	212,216

		361,907
Pennsylvania 5.79%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	558,495
City of Philadelphia, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	839,820
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	236,249
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	154,618
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	560,200
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	105,780
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	100,066
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	106,203
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	281,563
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,178,680
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	549,545

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Pennsylvania 5.79% - continued
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	$100,000	$114,977
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	291,405

		6,077,601
Puerto Rico 3.84%
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	375,000	384,446
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	200,090
Commonwealth of Puerto Rico, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	101,752
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	79,009
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	218,765
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 11/03/14 @ 100, 5.25%, 07/01/20	350,000	291,147
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/22	150,000	121,301
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	523,285
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	186,875
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (AGM), 5.00%, 07/01/20	500,000	502,725
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, Callable 07/01/22 @ 100, (Commonwealth Guaranteed), 5.25%, 07/01/23	100,000	79,424
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	84,092
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	600,000	480,486
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 11/03/14 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	203,950
Puerto Rico Public Buildings Authority, Economic Improvements, Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	235,000	195,720
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	147,608

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Puerto Rico 3.84% - continued
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	$240,000	$193,423
Puerto Rico Sales Tax Financing Corp., Public Improvements, Revenue Bonds, Subseries A, Callable 02/01/20 @ 100, (OID), 5.25%, 08/01/30	40,000	32,634

		4,026,732
Rhode Island 1.89%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	155,000	156,232
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, (Fannie Mae) (Ginni Mae), 3.45%, 04/01/35	235,000	223,685
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	506,105
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	271,760
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	233,982
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	554,640
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	37,168

		1,983,572
South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	54,238

Tennessee 0.32%
City of Memphis TN, General Obligation Unlimited, Series B, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	112,890
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	226,708

		339,598
Texas 4.10%
City of Houston, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	555,555
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	253,198
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	189,698
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	117,044
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	117,149

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Texas 4.10% - continued
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	$1,250,000	$1,312,537
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	250,503
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	112,735
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 11/03/14 @ 100, (OID), 5.38%, 09/01/30	1,000,000	1,002,060
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	110,887
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	54,807
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	114,322
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	111,854
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 11/03/14 @ 100, (ACA), 5.00%, 02/15/36	5,000	5,000

		4,307,349
Utah 0.40%
University of Utah, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	282,102
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.25%, 01/01/25	50,000	53,001
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.75%, 01/01/33	80,000	85,493

		420,596
Vermont 0.23%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	237,657

Virgin Islands 0.10%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	109,407

Virginia 0.21%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	218,874

Washington 1.85%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,094,760

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 98.89% - continued
Washington 1.85% - continued
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	$250,000	$276,232
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	566,405

		1,937,397
West Virginia 0.48%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	218,640
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	283,285

		501,925
Wisconsin 0.70%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	428,268
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	103,535
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	95,000	102,843
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Callable 04/15/15 @ 100, (OID), 5.63%, 04/15/33	100,000	101,489

		736,135
Total Municipal Bonds (Cost $99,682,272)		103,804,342
Total Investments – 98.89% (Cost $99,682,272)		$103,804,342
Other Assets in Excess of Liabilities – 1.11%		1,160,476

NET ASSETS – 100.00%		$104,964,818

ACA — Insured by ACA Financial Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration.

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

Tax related: At September 30, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$5,516,706
Gross unrealized depreciation	(1,397,196)

Net unrealized appreciation	$4,119,510
Aggregate cost of securities for income tax purposes	$99,684,832

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.26%
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	$329,000	$338,022
CountryWide Home Loan Mortgage Pass-Through Trust, A7, 5.50%, 10/25/35	100,734	95,088
CountryWide Home Loan Mortgage Pass-Through Trust, A27, 5.50%, 10/25/35	93,179	87,957
Total Collateralized Mortgage Obligations (Cost $350,078)		521,067
Municipal Bonds 68.45%
Alabama 2.57%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	3,863,160
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	787,251
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	550,660

		5,201,071
Arizona 1.59%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	225,000	243,527
Glendale Municipal Property Corp., Revenue Bonds, Series B, Callable 11/03/14 @ 101, (AMBAC), 5.58%, 07/01/32	200,000	201,148
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,539,543
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,243,844

		3,228,062
California 6.04%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	532,695
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1-SUB, 6.92%, 04/01/40	250,000	338,197
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, (OID), 6.75%, 06/01/40	1,250,000	1,355,287
City of Tulare Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,195,770
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,123,380
County of San Bernardino, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	206,503
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	585,930
Napa Valley Unified School District, School Improvements, Build America Bonds, General Obligation Unlimited, 6.51%, 08/01/43	500,000	652,085

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
California 6.04% - continued
Oakland Redevelopment Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	$500,000	$591,565
Peralta California Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,566,537
Peralta California Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	587,730
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	208,574
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,192,460
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	606,595
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, Series A-1, 6.25%, 08/01/30	1,250,000	1,478,437

		12,221,745
Colorado 1.04%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	284,128
City of Brighton, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	277,120
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,279,210
County of Gunnison, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	273,648

		2,114,106
Connecticut 0.85%
City of Bridgeport, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,159,820
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	561,565

		1,721,385
District of Columbia 0.27%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	556,660

Florida 6.01%
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	105,284
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	212,628
City of Miami Gardens, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,381,962

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
Florida 6.01% - continued
City of Oakland Park Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	$300,000	$323,706
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	491,812
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	292,025
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,231,590
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	542,495
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	567,965
County of Miami-Dade, Transit Improvements, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,121,560
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	282,510
County of Miami-Dade, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	847,050
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	193,359
Florida Governmental Utility Authority, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,092,670
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	267,145
Florida State Department Environmental Protection Preservation , Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,680,900
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,063,970
Town of Davie Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	291,247
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	176,141

		12,166,019
Georgia 2.38%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,803,600
State of Georgia, Public Improvements, General Obligation Unlimited, Series B, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,008,680

		4,812,280
Idaho 0.44%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	896,346

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
Illinois 4.20%
Chicago Transit Authority, Pension Funding, Revenue Bonds, Series A, 6.90%, 12/01/40	$350,000	$432,460
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	114,884
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	530,010
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	159,945
City of Chicago Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	318,090
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	901,900
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,071,170
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	291,335
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	668,690
State of Illinois, Public Improvements, Build America Bonds, General Obligation Unlimited, Series B, (OID), 5.75%, 01/01/37	250,000	254,228
State of Illinois, School Improvements, Build America Bonds, General Obligation Unlimited, 6.75%, 03/01/30	245,000	264,838
State of Illinois, School Improvements, Build America Bonds, General Obligation Unlimited, 6.90%, 03/01/35	125,000	138,391
State of Illinois, Public Improvements, General Obligation Unlimited, 7.10%, 07/01/35	505,000	557,374
Village of Glenwood, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,785,675
Village of Rosemont, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	570,510
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	440,008

		8,499,508
Indiana 0.45%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	907,136

Kansas 0.22%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	442,186

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
Kentucky 1.28%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	$250,000	$268,780
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,039,880
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,018,060
Princeton Electric Plant Board, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, (OID), 7.00%, 11/01/42	250,000	266,860

		2,593,580
Louisiana 1.06%
City of New Orleans, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	515,780
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,642,071

		2,157,851
Massachusetts 0.66%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	240,000	265,243
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	883,920
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	182,726

		1,331,889
Michigan 3.99%
Avondale School District, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	529,370
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.67%, 05/01/40	1,490,000	1,560,671
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.62%, 05/01/35	310,000	325,404
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.85%, 05/01/35	100,000	106,947
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.60%, 05/01/30	150,000	160,683
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	215,100
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	272,180
L’Anse Creuse Public Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, 6.59%, 05/01/40	200,000	207,238
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	274,630
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	500,000	538,860

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
Michigan 3.99% - continued
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	$500,000	$545,050
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	2,675,000	2,302,453
Milan Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	558,574
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	159,000
St. Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,390
St. Joseph School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 6.66%, 05/01/35	250,000	263,693
Warren Consolidated Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (OID), 6.70%, 05/01/35	50,000	51,899

		8,077,142
Missouri 2.67%
City of Kansas City, Revenue Bonds, Series D , 7.83%, 04/01/40	2,500,000	2,864,350
City of Sedalia, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	266,055
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	299,032
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,374,050
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	606,323

		5,409,810
Nebraska 0.11%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	216,826

Nevada 3.01%
City of Las Vegas, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,299,958
County of Clark, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,195,570
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	300,017
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,036,090
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Series A, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,024,012
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	232,045

		6,087,692

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
New Jersey 2.32%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	$500,000	$509,110
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	551,830
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	558,520
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,161,950
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	346,977
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	560,935
Township of Brick NJ, General Obligation Unlimited, Series B, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,000,000	1,001,480

		4,690,802
New York 7.51%
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	275,960
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	570,050
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	570,840
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	583,725
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, Series G, 5.38%, 10/01/24	500,000	558,145
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	209,896
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,338,930
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	154,855
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	2,036,940
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	586,175
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,052,065
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,714,225
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	694,865

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
New York 7.51% - continued
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	$500,000	$570,715
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,128,860
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	570,400
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	230,992
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	536,595
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	181,557

		15,208,395
North Carolina 0.13%
County of Cabarrus, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	258,014

North Dakota 0.51%
State Board of Higher Education of the State of North Dakota, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,027,390

Ohio 2.98%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	230,000	329,707
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,903,756
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	553,850
Cuyahoga County, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,191,230
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	636,635
Madison Local School District Lake County, School Improvements, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	265,623
Mariemont City School District, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	122,521
Springfield Local School District Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	205,042

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
Ohio 2.98% - continued
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	$250,000	$303,357
Three Rivers Local School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, (AGM), 6.37%, 12/01/47	500,000	524,925

		6,036,646
Oklahoma 0.28%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	559,950

Oregon 0.14%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	275,355

Pennsylvania 1.41%
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	720,884
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	488,885
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	335,181
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,122,830
Township of Bristol, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	181,581

		2,849,361
Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	99,540

South Carolina 0.13%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	261,863

South Dakota 0.22%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	444,028

Tennessee 2.15%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,659,825
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,690,960

		4,350,785

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
Texas 5.74%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	$985,000	$1,031,797
City of Lancaster, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	861,345
City of Laredo Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	525,025
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	282,823
County of Bexar, Public Improvements, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	576,430
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,901,130
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	262,355
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,089,110
Frisco Economic Development Corp, Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	977,000
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,396,740
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	955,365
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	765,030

		11,624,150
Utah 0.27%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	544,400

Virgin Islands 0.97%
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,066,610
Virgin Islands Water & Power Authority, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	896,599

		1,963,209
Virginia 2.24%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 10/20/14 @ 100, (OID), 6.71%, 06/01/46	6,190,000	4,545,069

Washington 1.07%
City of Seattle Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	293,255

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 68.45% - continued
Washington 1.07% - continued
Cowlitz County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	$500,000	$584,875
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	275,320
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	720,559
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	283,983

		2,157,992
West Virginia 0.94%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,240,000	1,906,106

Wisconsin 0.55%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,121,730

Total Municipal Bonds (Cost $129,291,744)		138,566,079

	Shares
Common Stocks 7.69%
Energy 7.50%
Atlas Pipeline Partners LP	19,219	700,725
Atlas Resource Partners LP	12,500	243,250
Buckeye Partners LP	18,000	1,433,520
Calumet Specialty Products Partners LP	8,000	219,600
Eagle Rock Energy Partners LP	100,000	356,000
Enbridge Energy Partners LP	46,194	1,794,637
Energy Transfer Partners LP	40,000	2,559,600
EnLink Midstream Partners LP	39,900	1,214,955
Kinder Morgan Energy Partners LP	22,230	2,073,614
Marlin Midstream Partners LP	7,070	150,732
Regency Energy Partners LP	44,570	1,453,873
Targa Resources Partners LP	12,240	885,564
TC PipeLines LP	11,475	776,972
Williams Partners LP	25,020	1,327,311

		15,190,353

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Common Stocks 7.69% - continued
Financials 0.19%
Arlington Asset Investment Corp.	15,000	$381,150

Total Common Stocks (Cost $13,407,490)		15,571,503

	Principal Amount
Corporate Bonds 9.75%
Choice Hotels International, Inc., 5.70%, 08/28/20	$200,000	217,750
Con-way, Inc., 6.70%, 05/01/34	1,000,000	1,110,803
DDR Corp., 7.50%, 07/15/18	500,000	589,066
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,112,378
Duke Realty LP, 4.38%, 06/15/22	250,000	261,349
Exelon Generation Co. LLC, 5.60%, 06/15/42 (a)(b)	400,000	428,894
Fifth Third Bancorp., 8.25%, 03/01/38	250,000	369,822
General Electric Capital Corp., Series A, 7.13%, 12/15/49	1,430,000	1,657,732
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	584,116
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,614,657
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	494,942
Kilroy Realty LP, 4.80%, 07/15/18	100,000	108,075
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	284,374
MetLife Capital Trust X, 9.25%, 04/08/38 (a)(b)	1,500,000	2,171,250
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,620,000
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	395,234
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	1,015,961
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	998,862
Qwest Corp., 7.13%, 11/15/43	1,000,000	1,006,073
Simon Property Group LP, 10.35%, 04/01/19	150,000	199,488
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,190,320
United States Cellular Corp., 6.70%, 12/15/33	2,000,000	1,995,634
Valero Energy Corp., 8.75%, 06/15/30	224,000	309,208
Total Corporate Bonds (Cost $18,485,842)		19,735,988

	Shares
Preferred Stocks 12.56%
Financials 2.28%
Aegon NV, 8.00%	14,400	410,832
Aflac, Inc., 5.50%	10,950	265,976
American Financial Group, Inc., 5.75%	10,800	262,440
Aviva PLC, 8.25%	14,490	406,444

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 12.56% - continued
Financials 2.28% - continued
Bank of New York Mellon Corp./The, 5.20%	10,800	$248,940
City National Corp./CA, Series C, 5.50%	13,000	287,690
JPMorgan Chase & Co, Series W, 6.30%	4,000	99,800
JPMorgan Chase & Co., Series P, 5.45%	5,030	114,181
KKR Financial Holdings LLC, 7.50%	10,000	266,800
KKR Financial Holdings LLC, 8.38%	30,000	840,000
PNC Financial Services Group, Inc., Series Q, 5.38%	5,250	119,700
Protective Life Corp., 6.25%	12,600	324,072
State Street Corp., Series C, 5.25%	10,050	231,050
U.S. Bancorp, Series F, 6.50%	8,100	232,308
Wells Fargo & Co., 5.20%	22,050	501,637

		4,611,870
Industrials 0.32%
Pitney Bowes, Inc., 6.70%	5,700	147,687
Stanley Black & Decker, Inc., 5.75%	20,687	510,555

		658,242
Real Estate Investment Trusts 8.68%
CBL & Associates Properties, Inc., Series E, 6.63%	23,760	576,893
DDR Corp., Series K, 6.25%	10,176	249,414
Digital Realty Trust, Inc., Series G, 5.88%	16,000	356,160
Digital Realty Trust, Inc., Series F, 6.63%	12,800	322,688
Digital Realty Trust, Inc., Series E, 7.00%	32,000	823,680
Equity Commonwealth, 5.75%	10,000	217,000
Equity Commonwealth, 7.50%	56,438	1,149,642
Health Care REIT, Inc., Series J, 6.50%	32,000	829,440
Hudson Pacific Properties, Inc., Series B, 8.38%	14,400	370,800
Kilroy Realty Corp., Series G, 6.88%	22,454	577,068
Kimco Realty Corp., Series I, 6.00%	36,000	898,200
Kimco Realty Corp., Series J, 5.50%	44,110	1,019,382
Kimco Realty Corp., Series K, 5.63%	27,000	634,770
National Retail Properties, Inc., Series D, 6.63%	16,000	414,080
PS Business Parks, Inc., Series S, 6.45%	15,000	380,250
PS Business Parks, Inc., Series T, 6.00%	44,900	1,079,845
PS Business Parks, Inc., 5.70%	7,200	164,232
Public Storage, Inc., Series S, 5.90%	13,836	343,410
Public Storage, Inc., Series T, 5.75%	7,840	192,237
Public Storage, Inc., Series R, 6.35%	36,000	924,840
Public Storage, Inc., Series Q, 6.50%	16,000	419,520
Regency Centers Corp., Series 7, 6.00%	31,275	766,237
Regency Centers Corp., Series 6, 6.63%	45,134	1,159,944
Senior Housing Properties Trust, 5.63%	40,000	940,000
Taubman Centers, Inc., Series K, 6.25%	28,897	724,159
Taubman Centers, Inc., Series J, 6.50%	29,126	734,266

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 12.56% - continued Real Estate Investment Trusts 8.68% - continued
Ventas Realty LP / Ventas Capital Corp., 5.45%	10,000	$240,900
Vornado Realty Trust, Series I, 6.63%	12,811	326,680
Vornado Realty Trust, Series J, 6.88%	15,817	418,043
Vornado Realty Trust, Series L, 5.40%	13,626	314,488

		17,568,268
Telecommunication Services 0.22%
Telephone & Data Systems, Inc., 5.88%	5,700	129,105
United States Cellular Corp., 6.95%	12,250	309,925

		439,030
Utilities 1.06%
Duke Energy Corp., 5.13%	9,030	217,172
Entergy Louisiana LLC, 5.25%	20,000	482,000
Entergy New Orleans, Inc., 5.00%	20,000	476,400
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	144,251
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	8,775	207,792
SCE Trust I, 5.63%	19,125	450,011
SCE Trust II, 5.10%	7,700	166,243

		2,143,869
Total Preferred Stocks (Cost $25,748,343)		25,421,279
Money Market 0.13%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.05% (c)	269,197	269,197
Total Money Market (Cost $269,197)		269,197
Total Investments – 98.84% (Cost $187,552,694)		$200,085,113
Other Assets in Excess of Liabilities – 1.16%		2,338,915

NET ASSETS – 100.00%		$202,424,028

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Illiquid Security.
(c)	Rate disclosed is the seven day yield as of September 30, 2014.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SEEK — Support Education Excellence in Kentucky

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

Tax related: At September 30, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$15,947,283
Gross unrealized depreciation	(3,447,261)

Net unrealized appreciation	$12,500,022
Aggregate cost of securities for income tax purposes	$187,585,091

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 27.95%
Alabama 5.01%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	$1,000,000	$965,790

Arizona 3.39%
City of Tucson, AZ, Certificate Participation, Refunding Revenue Bonds, (AGM), 4.83%, 07/01/34	620,000	653,933

California 3.69%
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, Series C, 7.63%, 08/01/44	505,000	712,732

Georgia 5.81%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, Series A, 7.06%, 04/01/57	1,000,000	1,121,440

Nevada 0.66%
County of Washoe, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	128,056

New York 1.67%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	321,831

Tennessee 3.49%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	672,740

Texas 4.23%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, Series B, 7.25%, 08/15/43	750,000	816,832

Total Municipal Bonds (Cost $5,081,298)		5,393,354
Preferred Stocks 34.61%
Consumer Staples 0.58%
CHS, Inc., Series B%, 7.88%	4,000	111,800

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 34.61% - continued
Energy 2.59%
Goodrich Petroleum Corp., Series D, 9.75%	8,850	$224,879
Miller Energy Resources, Inc., Series D, 10.50%	8,000	198,160
Vanguard Natural Resources LLC, Series B, 7.63%	3,100	76,725

		499,764
Financials 8.92%
Aegon NV, 8.00%	2,000	57,060
Aegon NV, 6.38%	10,000	254,400
Aviva PLC, 8.25%	2,000	56,100
Citigroup, Inc., Series K, 6.88%	12,000	316,080
JPMorgan Chase & Co., Series T, 6.70%	10,000	255,600
JPMorgan Chase & Co., Series W, 6.30%	10,000	249,500
Zions Bancorp., 6.95%	20,000	532,600

		1,721,340
Industrials 0.27%
Pitney Bowes, Inc., 6.70%	2,000	51,820

Real Estate Investment Trusts 20.17%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	10,800	272,916
American Realty Capital Properties, Inc., Series F, 6.70%	15,029	347,470
CBL & Associates Properties, Inc., Series E, 6.63%	2,640	64,099
CBL & Associates Properties, Inc., Series D, 7.38%	4,800	122,400
DDR Corp., Series K, 6.25%	2,500	61,275
DDR Corp., Series J, 6.50%	9,000	227,160
Digital Realty Trust, Inc., Series H, 7.38%	13,848	360,740
Equity Commonwealth, Series E, 7.25%	14,060	361,764
Equity Commonwealth, Series N, 7.50%	17,609	358,695
Equity Commonwealth, Series D, 6.50%	6,000	143,340
Gramercy Property Trust, Inc., Series B, 7.13%	3,000	75,450
Hudson Pacific Properties, Inc., Series B, 8.38%	7,600	195,700
Kilroy Realty Corp., Series G, 6.88%	2,495	64,122
LaSalle Hotel Properties, Series H, 7.50%	10,339	271,916
Pebblebrook Hotel Trust, Series B, 8.00%	2,600	68,874
Pebblebrook Hotel Trust, Series A, 7.88%	6,000	153,960
Realty Income Corp., Series F, 6.63%	4,500	117,675
SL Green Realty Corp., Series I, 6.50%	8,100	205,011
Taubman Centers, Inc., Series K, 6.25%	3,211	80,468
Taubman Centers, Inc., Series J, 6.50%	13,436	338,722

		3,891,757
Telecommunication Services 1.79%
Qwest Corp., 7.38%	2,000	52,040
Qwest Corp., 6.88%	10,000	243,600
United States Cellular Corp., 6.95%	2,000	50,600

		346,240

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 34.61% - continued
Utilities 0.29%
Entergy Mississippi, Inc., 6.00%	2,150	$55,040

Total Preferred Stocks (Cost $6,558,013)		6,677,761
Common Stocks 28.44%
Energy 19.58%
Atlas Pipeline Partners LP	8,700	317,202
Atlas Resource Partners LP	27,250	530,285
BreitBurn Energy Partners LP	22,870	464,718
Calumet Specialty Products Partners LP	11,200	307,440
Crestwood Midstream Partners LP	16,200	367,254
Enbridge Energy Partners LP	5,511	214,102
Energy Transfer Partners LP	3,113	199,201
Kinder Morgan Energy Partners LP	3,682	343,457
Marlin Midstream Partners LP	17,000	362,440
Vanguard Natural Resources LLC	11,800	324,028
Williams Partners LP	6,560	348,008

		3,778,135
Financials 2.97%
Arlington Asset Investment Corp.	10,000	254,100
BGC Partners, Inc.	36,300	269,709
Northern Trust Corp.	2,000	49,440

		573,249
Real Estate Investment Trusts 5.89%
City Office REIT, Inc.	22,080	299,846
Digital Realty Trust, Inc.	1,750	109,165
Gramercy Property Trust, Inc.	15,000	86,400
Independence Realty Trust, Inc.	38,655	374,180
Lexington Realty Trust	27,265	266,924

		1,136,515
Total Common Stocks (Cost $5,442,654)		5,487,899

	Principal Amount
Corporate Bonds 6.93%
Ford Motor Co., 9.98%, 02/15/47	$500,000	786,866
Wells Fargo & Co., Series K, 7.98%, 03/29/49 (a)	500,000	549,650
Total Corporate Bonds (Cost $1,272,883)		1,336,516

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | September 30, 2014 (Unaudited) - continued

	Shares	Market Value
Money Market 1.25%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.05% (b)	240,876	$240,876
Total Money Market (Cost $240,876)		240,876
Total Investments – 99.18% (Cost $18,595,724)		$19,136,406
Other Assets in Excess of Liabilities – 0.82%		159,054

NET ASSETS – 100.00%		$19,295,460

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2014.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.

AGM — Assured Guaranty Municipal Corp.

REIT — Real Estate Investment Trust

Tax related: At September 30, 2014, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$754,104
Gross unrealized depreciation	(213,422)

Net unrealized appreciation	$540,682
Aggregate cost of securities for income tax purposes	$18,595,724

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2014 (UNAUDITED)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund, Spirit of America Income Fund and Spirit of America Income and Opportunity Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2014 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2014 is as follows:

		Valuation Inputs
	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Income and Growth Fund
Common Stocks *	$122,871,949	$—	$—	$122,871,949
Preferred Stocks	2,730,218	—	—	2,730,218

Total	$125,602,167	$—	$—	$125,602,167

Large Cap Value Fund
Common Stocks *	$69,812,048	$—	$—	$69,812,048
Preferred Stocks	2,609,390	—	—	2,609,390
Money Market Securities	457,280	—	—	457,280

Total	$72,878,718	$—	$—	$72,878,718

High Yield Tax Free Bond Fund
Municipal Bonds *	$—	$103,804,342	$—	$103,804,342

Total	$—	$103,804,342	$—	$103,804,342

Income Fund
Collateralized Mortgage Obligations *	$—	$521,067	$—	$521,067
Municipal Bonds	—	138,566,079	—	138,566,079
Common Stocks	15,571,503	—	—	15,571,503
Corporate Bonds	—	19,735,988	—	19,735,988
Preferred Stocks	25,421,279	—	—	25,421,279
Money Market Securities	269,197	—	—	261,197

Total	$41,261,979	$158,823,134	$—	$200,085,113

Income and Opportunity Fund
Municipal Bonds*	$—	$5,393,354	$—	$5,393,354
Preferred Stocks	6,677,761	—	—	6,677,761
Common Stocks	5,487,899	—	—	5,487,899
Corporate Bonds	—	1,336,516	—	1,336,516
Money Market Securities	240,876	—	—	240,876

Total	$12,406,536	$6,729,870	$—	$19,136,406

*	Refer to Schedule of Investments for industry classifications.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2014 (UNAUDITED)

The Funds did not have any transfers between levels during the period ended September 30, 2014. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At September 30, 2014, the Spirit of America Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$422,340	$428,894
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	1,500,000	2,115,393	2,171,250

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 11/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 11/26/14

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 11/24/14